DERIVATIVE INSTRUMENTS - Net gains and losses recognized on derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Net gains (losses) recognized on economic hedges	$ 278	$ 95
Derivative and warrant fair value adjustment
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Net gains (losses) recognized on economic hedges	(23,317)
Other income, net
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Net gains (losses) recognized on economic hedges	$ (4)	$ (773)	$ 420